Fair Value Measurements - Schedule of fair value assets measured on recurring basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 321,965,000	$ 98,726,000
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	33,370,000	906,000
Warrant Liabilities [Member]
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	33,370,000	906,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		204,525,055	$ 203,107,342
Total assets	75,786,000	13,169,000
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability		26,162,499	6,372,917
Total liabilities	33,370,000
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability		26,162,499	6,372,917
Fair Value, Inputs, Level 1 [Member] | Warrant Liabilities [Member]
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	33,370,000	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	246,179,000	85,557,000
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Warrant Liabilities [Member]
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability		21,408,835	3,976,500
Total liabilities	0	906,000
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability		21,408,835	3,976,500
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities [Member]
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	0	906,000
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account		204,525,031	203,090,272
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	74,930,000	12,163,000
Restricted Cash	856,000	1,006,000
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	74,930,000	12,163,000
Restricted Cash	856,000	1,006,000
Assets held in Trust Account		24	$ 17,070
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0	0
Restricted Cash	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0	0
Restricted Cash	0	0
Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	177,221,000	55,227,000
Corporate bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	0	0
Corporate bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	177,221,000	55,227,000
Corporate bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	0	0
Government bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	11,082,000	12,693,000
Short-term Investments	40,952,000	14,123,000
Government bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Government bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	11,082,000	12,693,000
Short-term Investments	40,952,000	14,123,000
Government bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Asset-backed bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	16,924,000	3,514,000
Asset-backed bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	0	0
Asset-backed bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	16,924,000	3,514,000
Asset-backed bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	$ 0	$ 0